Operating Lease - Detail (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 25, 2017	Feb. 27, 2016	Feb. 28, 2015
Property Subject to or Available for Operating Lease [Line Items]
Minimum rent	$ 792.2	$ 759.6	$ 371.3
Contingent rent	13.4	21.5	4.7
Total rent expense	805.6	781.1	376.0
Tenant rental income	(89.3)	(89.3)	(51.9)
Total rent expense, net of tenant rental income	$ 716.3	$ 691.8	$ 324.1